Share-Based Compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Aug. 31, 2020 CNY (¥) shares	Apr. 30, 2020 CNY (¥) shares	Jul. 31, 2019 shares	Nov. 30, 2017 shares	Aug. 31, 2017	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses			¥ 1,852				¥ 530,440	$ 83,238	¥ 1,900,588	¥ 74,995
Ordinary shares repurchased				7,713,574					62,388,247	17,197,032
Repurchased of ordinary shares, consideration | ¥							¥ 22,319		¥ 483,622	¥ 41,062
Number of options accelerated to vest immediately									15,518,385
Number of share options, granted							55,388,338	55,388,338	136,230,857	62,896,041
Unrecognized compensation expenses related to stock options | ¥							¥ 645,171
Unrecognized compensation expenses period for recognition							1 year 8 months 1 day	1 year 8 months 1 day
Share Incentive Plan Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation fair value of modified option | ¥		¥ 0
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option							10 years	10 years
Maximum aggregate number of Ordinary Shares authorized							249,234,508
Series C Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued	39,859,783		26,573,188
Deemed share-based expense | ¥									¥ 303,627
Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years			4 years
Shares granted	93,753,239			157,846,049
Shares vested				7,713,574
Shares subject to service conditions				150,132,475
Ordinary shares repurchased									62,388,247	17,197,032
Repurchased of ordinary shares, consideration | ¥									¥ 4	¥ 1
Shares issued									270,250,000
Ordinary Shares | Share Incentive Plan Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued		170,719,987
Share-based Compensation of Founders' Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares Forfeited,					23,677,500
Share-based compensation expenses | ¥									¥ 1,030,178	50,837
Related to Repurchase of Founders' Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | ¥									146,294	24,158
Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | ¥							¥ 66,429		138,729
Number of options accelerated to vest immediately	15,518,385						5,595,868	5,595,868
Share-based compensation fair value of modified option | ¥	¥ 138,729						¥ 77,898
Compensation expense for the unvested options | ¥							11,469
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | ¥							¥ 464,011		¥ 279,908
Founder's Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Tranche One | Share-based Compensation of Founders' Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage						25.00%
Tranche One | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage							25.00%	25.00%
Vesting period							4 years	4 years
Tranche Two | Share-based Compensation of Founders' Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage						75.00%
Vesting period						3 years
Tranche Two | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage							100.00%	100.00%
Vesting period							1 year	1 year
Share-Based Payment Arrangement, Tranche Three | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage							21.43%	21.43%
Vesting period							4 years	4 years
Share-Based Payment Arrangement, Tranche Four | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage							7.14%	7.14%
Vesting period							2 years	2 years